[VANGUARD SHIP LOGO /(R)/]
                                                P.O. Box 2600
                                                Valley Forge, PA 19482-2600

                                                610-503-2398
                                                Barry_A_Mendelson@vanguard.com


January 17, 2007




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Vanguard Bond Index Funds (the Funds)
File No. 33-6001


Enclosed is the 43rd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Amendment is to introduce a new exchange-traded share class, known as "ETF Shares," for the Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds, which are series of the Trust.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 19, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust for the fiscal year ended December 31, 2006. Pursuant to Rule 485 (d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective. Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
       U.S. Securities and Exchange Commission